20 Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets At Amortized Cost
Schedule of financial assets at amortized cost
	12.31.20	12.31.19
Non-current
Government bonds	239	-

Current
Government bonds	78	-